Income Taxes - Reconciliation of Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 11,252	$ 4,119	$ 234
Additions based on tax positions related to current year	5,273	7,187	3,885
Reductions for tax positions of prior years	(13)	(54)	0
Ending balance	16,512	11,252	$ 4,119
Unrecognized tax benefits, income tax penalties and interest expense	$ 1,000	$ 320